Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
Effective January 1, 2013, we reorganized our business from geographic regions to fully operationalized global business units. Following the reorganization, based on information regularly reviewed by our chief operating decision maker, we have three new reportable segments comprised of: Cardiovascular, Rhythm Management, and MedSurg. Our reportable segments represent an aggregate of operating segments. We have restated the 2012, 2011 and 2010 information to conform to our new global reportable segment presentation.
Each of our reportable segments generates revenues from the sale of medical devices. We measure and evaluate our reportable segments based on segment net sales and operating income, excluding the impact of changes in foreign currency and sales from divested businesses. Sales generated from reportable segments and divested businesses, as well as operating results of reportable segments and corporate expenses, are based on internally-derived standard currency exchange rates, which may differ from year to year, and do not include intersegment profits. We restated segment information for prior periods based on standard currency exchange rates used for the current period in order to remove the impact of foreign currency exchange fluctuations. Based on information regularly reviewed by our chief operating decision maker following our reorganization, we also restated certain expenses associated with our manufacturing and corporate operations. We exclude from segment operating income certain corporate-related expenses and certain transactions or adjustments that our chief operating decision maker considers to be non-recurring and/or non-operational, such as amounts related to goodwill and other intangible asset impairment charges; acquisition-, divestiture-, restructuring- and litigation-related charges and credits; and amortization expense. Although we exclude these amounts from segment operating income, they are included in reported consolidated operating income (loss) and are included in the reconciliation below.
A reconciliation of the totals reported for the reportable segments to the applicable line items in our accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
(in millions)	2012	2011	2010
Net sales	(restated)	(restated)	(restated)
Interventional Cardiology	$2,179	$2,444	$2,624
Peripheral Interventions	769	713	677
Cardiovascular	2,948	3,157	3,301

Cardiac Rhythm Management	1,927	2,072	2,216
Electrophysiology	147	145	147
Rhythm Management	2,074	2,217	2,363

Endoscopy	1,242	1,158	1,090
Urology/Women's Health	496	491	482
Neuromodulation	367	336	305
MedSurg	2,105	1,985	1,877
Net sales allocated to reportable segments	7,127	7,359	7,541
Sales generated from business divestitures	122	140	346
Impact of foreign currency fluctuations	—	123	(81)
	$7,249	$7,622	$7,806

	Year Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense	(restated)	(restated)	(restated)
Cardiovascular	$106	$116	$118
Rhythm Management	108	105	107
MedSurg	74	73	78
Depreciation expense allocated to reportable segments	288	294	303
Impact of foreign currency fluctuations	—	2	—
	$288	$296	$303

	Year Ended December 31,
(in millions)	2012	2011	2010
Income (loss) before income taxes	(restated)	(restated)	(restated)
Cardiovascular	$739	$829	$872
Rhythm Management	242	320	355
MedSurg	637	565	587
Operating income allocated to reportable segments	1,618	1,714	1,814
Corporate expenses and currency exchange	(258)	(254)	(253)
Goodwill and intangible asset impairment charges and acquisition-, divestiture-, litigation-, and restructuring-related net charges	(4,833)	(135)	(1,704)
Amortization expense	(395)	(421)	(513)
Operating income (loss)	(3,868)	904	(656)
Other expense, net	(239)	(262)	(407)
	$(4,107)	$642	$(1,063)

	As of December 31,
(in millions)	2012	2011
Total assets	(restated)	(restated)
Cardiovascular	$1,535	$1,660
Rhythm Management	1,350	1,390
MedSurg	967	953
Total assets allocated to reportable segments	3,852	4,003
Goodwill	5,973	9,761
Other intangible assets	6,289	6,473
All other corporate assets	1,040	1,053
	$17,154	$21,290

Enterprise-Wide Information (based on actual currency exchange rates)

	Year Ended December 31,
(in millions)	2012	2011	2010
Net sales
Interventional Cardiology	$2,179	$2,495	$2,602
Cardiac Rhythm Management	1,908	2,087	2,180
Endoscopy	1,252	1,187	1,079
Peripheral Interventions	774	731	669
Urology/Women’s Health	500	498	481
Neuromodulation	367	336	304
Electrophysiology	147	147	147
	7,127	7,481	7,462
Sales generated from divested businesses	122	141	344
	$7,249	$7,622	$7,806

United States	$3,756	$4,010	$4,215
Japan	931	951	886
Other foreign countries	2,440	2,520	2,361
	7,127	7,481	7,462
Sales generated from divested businesses	122	141	344
	$7,249	$7,622	$7,806

	As of December 31,
(in millions)	2012	2011	2010
Long-lived assets
United States	$1,065	$1,141	$1,188
Ireland	252	231	219
Other foreign countries	247	298	290
Property, plant and equipment, net	1,564	1,670	1,697
Goodwill	5,973	9,761	10,186
Other intangible assets	6,289	6,473	6,343
	$13,826	$17,904	$18,226